Advances from customers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Advances from customers
Opening balance	R$ 235,037	R$ 488,578	R$ 320,560
Revenue recognized that was included in the contract liability balance at the beginning of the year	(520,227)	(670,862)	(320,560)
Increase in advances	369,134	376,563	427,463
Advances from acquired companies	0	40,758	61,115
Ending balance	R$ 83,944	R$ 235,037	R$ 488,578